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                           THE ARMADA ADVANTAGE FUND

                       SUPPLEMENT DATED DECEMBER 1, 2000
                      TO THE PROSPECTUS DATED MAY 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

     - Effective November 21, 2000, the Prospectus is amended by the change to the investment policies of each of The Armada Advantage Equity Growth Fund, The Armada Advantage International Equity Fund, The Armada Advantage Mid Cap Growth Fund, The Armada Advantage Small Cap Growth Fund and The Armada Advantage Bond Fund.

          - With respect to The Armada Advantage Equity Growth Fund, delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 2 and replace it with the following information:

            The Fund will normally invest at least 80% of its net assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalization.

          - With respect to The Armada Advantage International Equity Fund, delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 4 and replace it with the following information:

            The Fund will normally invest at least 80% of its net assets in equity securities of foreign issuers.

          - With respect to The Armada Advantage Mid Cap Growth Fund, delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 6 and replace it with the following information:

            The Fund will normally investment at least 80% of its net assets in the common stock of companies with mid cap stock market capitalizations.

          - With respect to The Armada Advantage Small Cap Growth Fund, delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 8 and replace it with the following information:

            The Fund normally invests at least 80% of its net assets in the common stocks of companies with small stock market capitalizations.

          - With respect to The Armada Advantage Bond Fund, delete the first sentence of the second paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" on page 12 and replace it with the following information:

            The Fund normally invests at least 80% of the value of its net assets in investment-grade fixed income securities of all types, including obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-006-0100
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                           THE ARMADA ADVANTAGE FUND

                       SUPPLEMENT DATED DECEMBER 1, 2000
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

     - Effective November 21, 2000, the Statement of Additional Information is amended by the change to the investment policies of each of The Armada Advantage Equity Growth Fund, The Armada Advantage International Equity Fund, The Armada Advantage Mid Cap Growth Fund, The Armada Advantage Small Cap Growth Fund and The Armada Advantage Bond Fund.

          - Delete the first sentence of the first paragraph under the heading "ADDITIONAL INFORMATION ABOUT THE FUNDS -- ARMADA ADVANTAGE EQUITY GROWTH FUND" on page 2 and replace it with the following information:

            Under normal conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks and securities convertible into common stocks with large stock market capitalizations comparable to that of companies in the S&P 500 Composite Index.

          - Delete the first sentence of the first paragraph under the heading "ADDITIONAL INFORMATION ABOUT THE FUNDS -- ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND" on page 2 and replace it with the following information:

            The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of foreign issuers.

          - Delete the first and second sentences of the first paragraph under the heading "ADDITIONAL INFORMATION ABOUT THE FUNDS -- ARMADA ADVANTAGE MID CAP GROWTH FUND" on page 3 and replace it with the following information:

            The Fund normally will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth. The Fund normally will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks of companies with market capitalizations comparable to companies in the Russell Midcap Growth Index.

          - Delete the first sentence of the first paragraph under the heading "ADDITIONAL INFORMATION ABOUT THE FUNDS -- ARMADA ADVANTAGE SMALL CAP GROWTH FUND" on page 4 and replace it with the following information:

            The Fund will normally invest at least 80% of its net assets in equity securities of companies with stock market capitalizations comparable to that of companies in the Russell 2000 Growth Index.

          - Delete the first sentence in the paragraph under the heading "ADDITIONAL INFORMATION ABOUT THE FUNDS -- ARMADA ADVANTAGE BOND FUND" on page 5 and replace it with the following information:

            The Fund seeks to achieve its objective by normally investing at least 80% of its net assets in investment grade fixed-income securities.

     - The Statement of Additional Information is amended by adding the following paragraph to the end of the section entitled "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS - SHORT SALES" on page 27:

         A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the
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         securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

     - The Statement of Additional Information is amended by the deletion of investment limitation numbered 3 on page 29 under the section entitled "INVESTMENT LIMITATIONS" and replaced with the following information:

       3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ARM-SU-007-0100